As filed with the Securities and Exchange Commission on May 28, 2015
Investment Company Act File Number 811-4922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

California Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1:  Schedule of Investments

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2015
(UNAUDITED)

			Maturity	Interest	Value
Face Amount		Security Description	Date	Rate	(Note 1)

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (0.22%)
$1,500,000		Maple Dale-Indian Hill School District, WI TRAPN	04/01/15	0.42%	$1,500,000
1,500,000		Total Tax Exempt General Obligation Notes and Bonds			1,500,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (12.40%) (a)
$100,000		California Education Facilities Authority RB (Life Chiropractic College West Incorporated) – Series 1999 LOC Bank of West	01/01/25	0.01%	$100,000
30,000,000		California PCFA PCRRB (Pacific Gas and Electric Company) – 1996 Series E LOC JPMorgan Chase Bank, N.A.	11/01/26	0.01	30,000,000
100,000		California Statewide Communities Development Authority MHRB (Stoneridge at Elk Grove) – 2005 Series Q (b) LOC Citibank, N.A.	10/01/38	0.05	100,000
200,000		City and County of San Francisco Finance Corporation Lease RRB (Moscone Center Expansion Project) – Series 2008-2 LOC State Street Bank & Trust Company	04/01/30	0.02	200,000
27,095,000		Irvine Ranch Water District Series Consolidated Series 2009B LOC Bank of America, N.A.	10/01/41	0.02	27,095,000
500,000		South Carolina Jobs EDA (Franco Manufacturing Company, Inc. Project) – Series 1998 (b) LOC Bank of America, N.A.	05/01/19	0.13	500,000
28,200,000		State of California GO Bonds, Series 2003A-2 LOC BMO Harris Bank	05/01/33	0.01	28,200,000
86,195,000		Total Tax Exempt Variable Rate Demand Instruments			86,195,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (84.11%)
$30,000,000		Federal Agricultural Mortgage Corporation	07/02/15	0.08%	$29,993,867
80,333,000		Federal Home Loan Bank	04/06/15	0.04	80,332,554
125,000,000		Federal Home Loan Bank	04/08/15	0.03	124,999,271
89,200,000		Federal Home Loan Bank	05/22/15	0.07	89,191,154
50,000,000		Federal Home Loan Bank	06/01/15	0.07	49,994,493
35,000,000		Federal Home Loan Bank	06/05/15	0.08	34,995,260
100,000,000		Federal Home Loan Bank	07/09/15	0.09	99,976,625
25,000,000		Federal Home Loan Bank	07/09/15	0.07	24,994,156
50,000,000		Federal National Mortgage Association	07/02/15	0.09	49,988,500
584,533,000		Total U.S. Government Agency Discount Notes			584,465,880

		Total Investments (96.73%)
		(cost $672,160,880†)			$672,160,880
		Cash and other assets, net of liabilities (3.27%)			22,687,313
		Net Assets (100.00%)			$694,848,193

FOOTNOTES:

(a)
Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.

(b)		Security subject to alternative minimum tax.

KEY:
EDA	=	Economic Development Authority
GO	=	General Obligation
LOC	=	Letter of Credit
MHRB	=	Multi-family Housing Revenue Bond
PCFA	=	Pollution Control Financing Authority
PCRRB		Pollution Control Refunding Revenue Bonds
RB	=	Revenue Bond
RRB	=	Refunding Revenue Bond
TRAPN	=	Tax and Revenue Anticipation Promissory Note

Note 1 - Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

		Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2015.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

			Debt securities issued by states of the United States and political subdivisions of the states

		Quoted prices in active markets for identical assets (Level 1)	-
		Significant other observable inputs (Level 2)	672,160,880
		Significant unobservable inputs (Level 3)	-
		Total	672,160,880

		For the period ended March 31, 2015, there was no Level 1 or Level 3 investments. There were also no transfers between levels during the period ended March 31, 2015.

Item 2:  Controls and Procedures

a.
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

b.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.